Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	195,962,764.06	16,512
Yield Supplement Overcollateralization Amount 03/31/22	5,796,957.65	0
Receivables Balance 03/31/22	201,759,721.71	16,512
Principal Payments	11,082,036.39	357
Defaulted Receivables	179,178.93	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	5,296,345.97	0
Pool Balance at 04/30/22	185,202,160.42	16,145

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.15%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,080,464.24	123
Past Due 61-90 days	487,146.11	29
Past Due 91-120 days	42,486.85	3
Past Due 121+ days	0.00	0
Total	2,610,097.20	155

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.37%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	225,836.30
Aggregate Net Losses/(Gains) - April 2022	(46,657.37)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.28%
Prior Net Losses/(Gains) Ratio	-0.29%
Second Prior Net Losses/(Gains) Ratio	-0.08%
Third Prior Net Losses/(Gains) Ratio	0.42%
Four Month Average	-0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.98%
Weighted Average Contract Rate, Yield Adjusted	6.52%
Weighted Average Remaining Term	28.88

Flow of Funds	$ Amount
Collections	11,966,547.20
Investment Earnings on Cash Accounts	724.52
Servicing Fee	(168,133.10)
Transfer to Collection Account	-
Available Funds	11,799,138.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	377,372.77
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,569,262.66
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	528,529.88
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	11,799,138.62

Servicing Fee	168,133.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	190,771,423.08
Principal Paid	10,760,603.64
Note Balance @ 05/16/22	180,010,819.44

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	61,101,423.08
Principal Paid	10,760,603.64
Note Balance @ 05/16/22	50,340,819.44
Note Factor @ 05/16/22	14.5074408%

Class A-4
Note Balance @ 04/15/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	82,950,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	31,150,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	15,570,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	510,005.10
Total Principal Paid	10,760,603.64
Total Paid	11,270,608.74

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	154,790.27
Principal Paid	10,760,603.64
Total Paid to A-3 Holders	10,915,393.91

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4924398
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.3899926
Total Distribution Amount	10.8824324

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4460815
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.0103851
Total A-3 Distribution Amount	31.4564666

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	517.56
Noteholders' Principal Distributable Amount	482.44

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,595,670.49
Investment Earnings	611.55
Investment Earnings Paid	(611.55)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$597,273.44	$518,931.10	$532,378.66
Number of Extensions	37	29	28
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.24%	0.24%